CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 200,081	$ 165,033
Short-term deposits	96,939	46,353
Accounts receivable (net of allowance for credit losses of $724 and $681 as of December 31, 2022 and 2023, respectively)	27,841	16,424
Prepaid expenses and other current assets	63,967	51,904
Marketable securities	20,403	16,813
Funds receivable, including cash in banks	111,232	78,125
Total current assets	520,463	374,652
Property and equipment, net	10,236	10,283
Operating lease right-of-use assets	23,052	19,718
Long term deposits	3,552	3,225
Deferred contract acquisition and fulfillment costs, noncurrent	2,668	1,825
Deferred tax assets	0	171
Other assets, noncurrent	4,078	3,739
Commercial agreement asset	192,721	282,963
Goodwill	367,566	367,566
Intangible assets	78,024	98,458
Total long-term assets	681,897	787,948
Total assets	1,202,360	1,162,600
Current liabilities:
Accounts payable (including related party payables of $30,809 and $31,520 as of December 31, 2022 and 2023, respectively)	50,943	52,220
Accrued expenses and other current liabilities (including related party payables of $5,719 and $6,892 as of December 31, 2022 and 2023, respectively)	107,306	75,990
Funds payable to Customers	111,232	78,125
Short term operating lease liabilities	4,031	3,245
Total current liabilities	273,512	209,580
Long-term liabilities:
Deferred tax liabilities, net	6,507	6,558
Long term operating lease liabilities	19,291	16,579
Other long-term liabilities	1,071	1,762
Total liabilities	300,381	234,479
Shareholders’ equity:
Ordinary Shares, with no par value, 300,000,000 and 300,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 161,316,543 and 165,773,914, shares issued and outstanding as of December 31, 2022 and 2023, respectively;	0	0
Additional paid-in capital	1,360,250	1,253,093
Accumulated comprehensive loss	(1,420)	(1,926)
Accumulated deficit	(456,851)	(323,046)
Total shareholders’ equity	901,979	928,121
Total liabilities, and shareholders’ equity	$ 1,202,360	$ 1,162,600